Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($) $ in Thousands	Mar. 01, 2018	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2018	Dec. 31, 2017
Less: Fair value of net assets acquired:
Deferred debt issuance						$ 7,800	$ 6,700
Anna Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 19,913
Less: Fair value of net assets acquired:
Vessels and equipment	120,274
Cash	4,537
Inventories	257
Derivative assets	1,839
Others current assets	111
Amounts due from related parties	520
Long-term debt	(84,217)
Long-term debt from related parties	(22,535)
Deferred debt issuance	1,228
Trade accounts payable	(971)
Accrued expenses	(1,013)
Amounts due to related parties	(117)
Subtotal	19,913
Difference between the purchase price and fair value of net assets acquired	0
Goodwill	0
Difference between the purchase price and allocated values	$ 0
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 5,764
Less: Fair value of net assets acquired:
Vessels and equipment		96,000
Cash		5,217
Inventories		146
Others current assets		125
Amounts due from related parties		2
Long-term debt		(59,000)
Deferred debt issuance		618
Trade accounts payable		(154)
Accrued expenses		(1,185)
Amounts due to related parties		(36,005)
Subtotal		5,764
Difference between the purchase price and fair value of net assets acquired		0
Goodwill		0
Difference between the purchase price and allocated values		$ 0
Lena Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration			$ 33,235
Less: Fair value of net assets acquired:
Vessels and equipment			142,457
Cash			470
Inventories			243
Derivative assets			1,729
Others current assets			193
Amounts due from related parties			23,599
Long-term debt			(111,068)
Long-term debt from related parties			(22,706)
Deferred debt issuance			867
Trade accounts payable			(256)
Accrued expenses			(224)
Prepaid charter and deferred revenue			(1,758)
Amounts due to related parties			(186)
Income tax payable			(125)
Subtotal			33,235
Difference between the purchase price and fair value of net assets acquired			0
Goodwill			0
Difference between the purchase price and allocated values			$ 0
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration				$ 31,759
Less: Fair value of net assets acquired:
Vessels and equipment				145,772
Intangibles: Above market time charter				1,458
Cash				3,438
Inventories				190
Derivative assets				226
Others current assets				128
Amounts due from related parties				18,374
Long-term debt				(114,411)
Long-term debt from related parties				(22,703)
Deferred debt issuance				928
Trade accounts payable				(187)
Accrued expenses				(1,082)
Amounts due to related parties				(372)
Subtotal				31,759
Difference between the purchase price and fair value of net assets acquired				0
Goodwill				0
Difference between the purchase price and allocated values				$ 0
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration					$ 32,983
Less: Fair value of net assets acquired:
Vessels and equipment					145,754
Intangibles: Above market time charter					1,468
Cash					609
Inventories					129
Derivative assets					1,377
Others current assets					1,348
Amounts due from related parties					20,834
Long-term debt					(114,411)
Long-term debt from related parties					(22,960)
Deferred debt issuance					795
Trade accounts payable					(106)
Accrued expenses					(503)
Amounts due to related parties					(1,351)
Subtotal					32,983
Difference between the purchase price and fair value of net assets acquired					0
Goodwill					0
Difference between the purchase price and allocated values					$ 0